Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000111283 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000111283 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000111283 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000111283 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000111283 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000111283 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000111283 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000111283 | Pathward Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000111283 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000111283 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000111283 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	85.17%
C000111283 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000111283 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111283 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000111283 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000111283 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111283 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	43.43%
C000111284 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000111284 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000111284 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000111284 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000111284 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000111284 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000111284 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000111284 | Pathward Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000111284 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000111284 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000111284 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	85.17%
C000111284 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000111284 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111284 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000111284 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000111284 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111284 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	43.43%
C000111285 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000111285 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000111285 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000111285 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000111285 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000111285 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000111285 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000111285 | Pathward Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000111285 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000111285 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000111285 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	85.17%
C000111285 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000111285 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111285 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000111285 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000111285 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111285 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	43.43%
C000111286 | Customers Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.88%
C000111286 | Axos Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.85%
C000111286 | Northeast Bancorp
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000111286 | Metropolitan Bank Holding Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
C000111286 | LendingClub Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000111286 | Bancorp, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.46%
C000111286 | Esquire Financial Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.41%
C000111286 | Pathward Financial, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.22%
C000111286 | Coastal Financial Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000111286 | Pinnacle Financial Partners, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.21%
C000111286 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	85.17%
C000111286 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.53%
C000111286 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000111286 | Materials & Processing
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000111286 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.11%
C000111286 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111286 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	43.43%
C000111287 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000111287 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000111287 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000111287 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111287 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000111287 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000111287 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111287 | Applied Optoelectronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111287 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000111287 | VSE Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000111287 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000111287 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.86%
C000111287 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000111287 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000111287 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000111287 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000111287 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000111287 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000111287 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000111287 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000111287 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.93%
C000111287 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111287 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.63%
C000111288 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000111288 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000111288 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000111288 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111288 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000111288 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000111288 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111288 | Applied Optoelectronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111288 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000111288 | VSE Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000111288 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000111288 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.86%
C000111288 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000111288 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000111288 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000111288 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000111288 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000111288 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000111288 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000111288 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000111288 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.93%
C000111288 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111288 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.63%
C000111289 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000111289 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000111289 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000111289 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111289 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000111289 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000111289 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111289 | Applied Optoelectronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111289 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000111289 | VSE Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000111289 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000111289 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.86%
C000111289 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000111289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000111289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000111289 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000111289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000111289 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000111289 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000111289 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000111289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.93%
C000111289 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111289 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.63%
C000111290 | F/m Emerald Life Sciences Innovation ETF
Holdings [Line Items]
Percent of Net Asset Value	5.39%
C000111290 | Bloom Energy Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.67%
C000111290 | First American Government Obligations Fund, Class X
Holdings [Line Items]
Percent of Net Asset Value	2.78%
C000111290 | TTM Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.75%
C000111290 | Modine Manufacturing Co.
Holdings [Line Items]
Percent of Net Asset Value	2.59%
C000111290 | Credo Technology Group Holding, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000111290 | Fabrinet
Holdings [Line Items]
Percent of Net Asset Value	1.77%
C000111290 | Applied Optoelectronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000111290 | Argan, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.48%
C000111290 | VSE Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.45%
C000111290 | Financial Services
Holdings [Line Items]
Percent of Net Asset Value	11.83%
C000111290 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.86%
C000111290 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000111290 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.54%
C000111290 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.85%
C000111290 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.15%
C000111290 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.42%
C000111290 | Producer Durables
Holdings [Line Items]
Percent of Net Asset Value	2.24%
C000111290 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000111290 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.32%
C000111290 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.93%
C000111290 | Sector: Other Assets and Liabilities CTI
Holdings [Line Items]
Percent of Net Asset Value	1.81%
C000111290 | Top 10: Total
Holdings [Line Items]
Percent of Net Asset Value	25.63%
C000109813 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109813 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109813 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000109813 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109813 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109813 | Shenzhen Mindray Bio-Medical Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109813 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109813 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109813 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109813 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109813 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000109813 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109813 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000109813 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109813 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000109813 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109813 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109813 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109813 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109813 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109813 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000109813 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000109813 | American Depositary Receipts
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109813 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109813 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109812 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000109812 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000109812 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000109812 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000109812 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109812 | Shenzhen Mindray Bio-Medical Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000109812 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109812 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000109812 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109812 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109812 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000109812 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000109812 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000109812 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000109812 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000109812 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000109812 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000109812 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000109812 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000109812 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000109812 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000109812 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000109812 | American Depositary Receipts
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000109812 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000109812 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253515 | Hyundai Mobis Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000253515 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000253515 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000253515 | Samsung Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000253515 | Richter Gedeon Nyrt
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253515 | Shenzhen Mindray Bio-Medical Electronics Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253515 | Singapore Exchange, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253515 | Delta Electronics, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253515 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253515 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253515 | Technology
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000253515 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000253515 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000253515 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000253515 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000253515 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253515 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000253515 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000253515 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253515 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000253515 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000253515 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	87.60%
C000253515 | American Depositary Receipts
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000253515 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000253515 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000167155 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167155 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167155 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167155 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167155 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167155 | Samsung C&T Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167155 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167155 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167155 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167155 | Wilmar International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167155 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167155 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000167155 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167155 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167155 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000167155 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167155 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167155 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000167155 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000167155 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000167155 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000167155 | American Depositary Receipts
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000167155 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000167155 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000167154 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000167154 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167154 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167154 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167154 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000167154 | Samsung C&T Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000167154 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000167154 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000167154 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000167154 | Wilmar International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000167154 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000167154 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000167154 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000167154 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000167154 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000167154 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000167154 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000167154 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000167154 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000167154 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000167154 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000167154 | American Depositary Receipts
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000167154 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000167154 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253516 | Samsung SDI Co., Ltd.
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000253516 | Itau Unibanco Holding SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253516 | Hongkong Land Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253516 | Georgia Capital PLC
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253516 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000253516 | Samsung C&T Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000253516 | Jardine Matheson Holdings, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000253516 | Melco International Development, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000253516 | Anheuser-Busch InBev SA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000253516 | Wilmar International, Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000253516 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000253516 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000253516 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000253516 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000253516 | Sector: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000253516 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000253516 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000253516 | Materials
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000253516 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000253516 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000253516 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	75.70%
C000253516 | American Depositary Receipts
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000253516 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000253516 | AssetType: Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	7.00%